Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories
5.	Inventories

Inventories consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Products	5,628,201	5,639,670
Others	28,979	32,050
Inventories	5,657,180	5,671,720
Inventory write-down	(625,111)	(518,307)
Total	5,032,069	5,153,413